Significant Accounting Policies - Recent Accounting Pronouncements, Offering Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Offering Expenses [Abstract]
Deferred offering expenses	$ 59	$ 376